Principal Activities and Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of service fees	100.00%	100.00%
Variable interest entity ownership pledge percentage	100.00%	100.00%
Net income/(loss)	¥ (73,878)	$ (10,313)	¥ 21,359
Net cash used in operating activities	94,868	$ 13,244	¥ 101,533
Accumulated deficit	(3,361,426)			$ (469,237)	¥ (3,287,548)
Line Of Credit Facility Available Amount	50,000
Net current liabilities	¥ 92,618